FRANKLIN BSP PRIVATE CREDIT FUND

Schedule of Investments

September 30, 2025

(Unaudited)

Portfolio Company (a)	Industry	Investment Coupon Rate/Maturity (b)	Principal/ Numbers of Shares	Fair Value
Collateralized Securities - 8.8%
CLO Debt - 8.8%
Elmwood CLO 31, Ltd. 24-7A D2 (c)(d)(e)	Diversified Investment Vehicles	S+4.20% (8.52%), 7/17/2037	$1,500,000	$1,500,000
Elmwood CLO 32, Ltd. 24-8A D2 (c)(d)(e)	Diversified Investment Vehicles	S+4.20% (8.53%), 10/18/2037	800,000	800,000
Frontier Issuer, LLC 24-1 C (c)(e)	Diversified Investment Vehicles	11.16%, 6/20/2054	1,000,000	1,105,000
Generate CLO, Ltd. 23-11A D2RA (c)(d)(e)	Diversified Investment Vehicles	S+4.85% (9.18%), 10/20/2037	2,000,000	2,000,000
Golub Capital Partners Short Duration 22-1A DR (c)(d)(e)	Diversified Investment Vehicles	S+4.60% (8.92%), 7/25/2033	1,500,000	1,500,000
HalseyPoint CLO II, Ltd. 20-2A D2R (c)(d)(e)	Diversified Investment Vehicles	S+5.00% (9.33%), 7/20/2037	1,000,000	996,800
Navesink CLO, Ltd. (c)(d)(e)	Diversified Investment Vehicles	S+5.60% (9.92%), 7/25/2033	1,250,000	1,250,000
Zayo Issuer, LLC 2025-3A C (c)(e)	Diversified Investment Vehicles	8.44%, 10/20/2055	2,500,000	2,500,000
Total CLO Debt (Cost $11,539,810)				$11,651,800
Total Collateralized Securities (Cost $11,539,810)				$11,651,800
Senior Secured First Lien Debt - 98.5%
Bank Loans - 96.6%
188 West St. James Owner, LLC (d)(e)(f)	Real Estate	S+6.50% (10.66%), 11/9/2026	$3,492,785	$3,477,785
188 West St. James Owner, LLC (e)(f)	Real Estate	14.00%, 11/9/2026	-	(12,377)
300 Pressler Street Owner, LLC (d)(e)(f)	Real Estate	S+6.00% (10.16%), 4/9/2028	537,967	493,467
628 Summit Ave, LLC (d)(e)(f)	Real Estate	S+5.05% (9.21%), 10/9/2027	2,184,265	2,154,280
Accel International Holdings, LLC (d)(e)	Industrials	S+4.50% (8.81%), 4/26/2032	1,462,000	1,455,129
Accel International Holdings, LLC (d)(e)(f)	Industrials	S+4.50%, 4/26/2032	-	(1,180)
Adelaide Borrower, LLC (d)(e)	Software/Services	S+6.76% (10.75%) 3.38% PIK, 5/8/2030	1,843,348	1,843,348
Adelaide Borrower, LLC (d)(e)(f)	Software/Services	S+6.76%, 3.38% PIK, 5/8/2030	-	-
Adelaide Borrower, LLC (d)(e)(f)	Software/Services	S+6.76%, 3.38% PIK, 5/8/2030	-	-
Allied Benefit Systems Intermediate, LLC (d)(e)	Business Services	S+5.25% (9.44%), 10/31/2030	780,125	780,125
Allied Benefit Systems Intermediate, LLC (d)(e)	Business Services	S+5.25% (9.41%), 10/31/2030	3,121,465	3,121,465
Amylu Borrower Sub, LLC (d)(e)	Food & Beverage	S+5.00% (9.07%), 6/10/2031	2,129,000	2,108,796
Amylu Borrower Sub, LLC (d)(e)(f)	Food & Beverage	S+5.00%, 6/10/2031	-	(3,464)
Amylu Borrower Sub, LLC (d)(e)(f)	Food & Beverage	S+5.00% (9.07%), 6/10/2031	30,429	26,386
Aramsco, Inc. (d)(e)	Business Services	S+4.75% (8.75%), 10/10/2030	1,659,220	1,337,332
Arctic Holdco, LLC (d)(e)	Paper & Packaging	S+5.25% (9.25%), 1/31/2032	2,356,195	2,356,195
Arctic Holdco, LLC (d)(e)(f)	Paper & Packaging	S+5.25% (9.56%), 1/31/2032	166,563	166,563
Arctic Holdco, LLC (d)(e)(f)	Paper & Packaging	S+5.25% (9.25%), 1/31/2031	14,400	14,400
Armada Parent, Inc. (d)(e)	Industrials	S+5.25% (9.45%), 10/29/2030	2,995,945	2,981,864
Armada Parent, Inc. (d)(e)(f)	Industrials	S+5.25%, 10/29/2030	-	(973)
Armada Parent, Inc. (d)(e)(f)	Industrials	S+5.25% (9.41%), 10/29/2030	59,333	57,660
Artifact Bidco, Inc. (d)(e)	Software/Services	S+4.25% (8.25%), 7/28/2031	792,000	792,000
Artifact Bidco, Inc. (d)(e)(f)	Software/Services	S+4.25%, 7/28/2031	-	-
Artifact Bidco, Inc. (d)(e)(f)	Software/Services	S+4.25%, 7/26/2030	-	-
AuditBoard, Inc. (d)(e)	Software/Services	S+4.50% (8.50%), 7/14/2031	1,185,000	1,185,000
AuditBoard, Inc. (d)(e)(f)	Software/Services	S+4.50%, 7/14/2031	-	-
AuditBoard, Inc. (d)(e)(f)	Software/Services	S+4.50%, 7/14/2031	-	-
Axiom Global, Inc. (d)(e)	Business Services	S+4.50% (8.91%), 10/2/2028	1,382,500	1,382,500
Azurite Intermediate Holdings, Inc. (d)(e)	Software/Services	S+6.00% (10.16%), 3/19/2031	1,171,875	1,171,875
Azurite Intermediate Holdings, Inc. (d)(e)	Software/Services	S+6.00% (10.16%), 3/19/2031	515,625	515,625
Azurite Intermediate Holdings, Inc. (d)(e)(f)	Software/Services	S+6.00%, 3/19/2031	-	-
Big Apple Advisory, LLC (d)(e)	Business Services	S+4.50% (8.57%), 11/18/2031	2,419,840	2,419,840
Big Apple Advisory, LLC (d)(e)(f)	Business Services	S+4.50%, 11/18/2031	-	-
Big Apple Advisory, LLC (d)(e)(f)	Business Services	S+4.50%, 11/18/2031	-	-
Bingo Group Buyer, Inc. (d)(e)	Utilities	S+5.00% (9.00%), 7/10/2031	780,120	780,120
Bingo Group Buyer, Inc. (d)(e)(f)	Utilities	S+5.00% (9.20%), 7/10/2031	201,874	201,874
Bingo Group Buyer, Inc. (d)(e)(f)	Utilities	S+5.00% (9.00%), 7/10/2031	2,858	2,858
Carr, Riggs & Ingram Capital, LLC (d)(e)	Business Services	S+4.25% (8.25%), 11/18/2031	643,765	643,765
Carr, Riggs & Ingram Capital, LLC (d)(e)(f)	Business Services	S+4.25% (8.25%), 11/18/2031	69,188	69,188
Carr, Riggs & Ingram Capital, LLC (d)(e)(f)	Business Services	S+4.25%, 11/18/2031	-	-
CCI Buyer, Inc. (d)(e)	Telecom	S+5.00% (9.00%), 5/13/2032	2,815,000	2,786,850
CCI Buyer, Inc. (d)(e)(f)	Telecom	S+5.00%, 5/13/2032	-	(1,640)
Cliffwater, LLC (d)(e)	Financials	S+5.00% (9.31%), 4/22/2032	1,618,865	1,603,648
Cliffwater, LLC (d)(e)(f)	Financials	S+5.00%, 4/22/2032	-	(1,448)
Coalesce Merlin Purchaser, LLC (d)(e)	Business Services	S+5.00% (9.16%), 9/10/2031	893,250	887,355
Coalesce Merlin Purchaser, LLC (d)(e)(f)	Business Services	S+5.00%, 9/10/2031	-	(3,300)
Coalesce Merlin Purchaser, LLC (d)(e)(f)	Business Services	S+5.00%, 9/10/2031	-	(1,650)
Cold Spring Brewing, Co. (d)(e)	Food & Beverage	S+4.75% (8.90%), 12/10/2030	1,118,207	1,118,207
Corfin Industries, LLC (d)(e)	Industrials	S+5.25% (9.51%), 12/27/2027	1,116,711	1,116,711
Cornerstone Building Brands, Inc. (d)	Industrials	S+4.50% (8.65%), 5/15/2031	992,487	900,682
Demakes Borrower, LLC (d)(e)	Food & Beverage	S+6.00% (10.00%), 12/12/2029	987,413	987,413
Einstein Parent, Inc. (d)(e)	Software/Services	S+6.50% (10.83%), 1/22/2031	1,142,000	1,130,580
Einstein Parent, Inc. (d)(e)(f)	Software/Services	S+6.50%, 1/22/2031	-	(1,180)
Electric Power Engineers, LLC (d)(e)	Business Services	S+4.50% (8.50%), 12/31/2031	1,428,000	1,415,291
Electric Power Engineers, LLC (d)(e)(f)	Business Services	S+4.50%, 12/31/2031	-	(6,052)
Electric Power Engineers, LLC (d)(e)(f)	Business Services	S+4.50%, 12/31/2031	-	(2,421)
Electro-Methods, LP (d)(e)	Industrials	S+4.75% (8.97%), 2/23/2032	1,765,575	1,765,575
Electro-Methods, LP (d)(e)(f)	Industrials	S+4.75%, 2/23/2032	-	-
Engineering Research And Consulting, LLC (d)(e)	Software/Services	S+5.00% (9.29%), 8/29/2031	744,375	744,375
eos Products, LLC (d)(e)(f)	Consumer	P+0.75% (8.00%), 3/15/2027	837,140	837,140
Faraday Buyer, LLC (d)(e)	Utilities	S+6.00% (10.00%), 10/11/2028	340,809	340,809
Faraday Buyer, LLC (d)(e)	Utilities	S+6.00% (10.00%), 10/11/2028	72,520	72,520
Faraday Buyer, LLC (d)(e)(f)	Utilities	S+6.00%, 10/11/2028	-	-
FloWorks International, LLC (d)(e)	Industrials	S+4.75% (8.95%), 11/26/2031	2,019,850	2,002,075
FloWorks International, LLC (d)(e)(f)	Industrials	S+4.75%, 11/26/2031	-	(2,235)
FNZ Group Entities, Ltd. (d)	Financials	S+5.00% (9.32%), 11/5/2031	1,492,500	1,194,000
GDC White Plains Fee, LLC (d)(e)	Real Estate	S+5.35% (9.51%), 12/9/2025	3,000,000	3,000,000
Geon Performance Solutions, LLC (d)	Chemicals	S+4.25% (8.51%), 8/18/2028	498,798	465,878
Hallandale Oasis 2019, LLC (d)(e)(f)	Real Estate	S+8.30% (12.46%), 8/9/2026	2,275,398	2,255,215
HelpSystems Holdings, Inc. (d)	Software/Services	S+3.75% (8.16%), 11/19/2026	1,481,710	1,395,222
Higginbotham Insurance Agency, Inc. (d)(e)	Financials	S+4.50% (8.67%), 11/24/2028	1,543,965	1,543,965
Higginbotham Insurance Agency, Inc. (d)(e)(f)	Financials	S+4.75% (8.91%), 11/24/2028	542,751	542,751
Highway 16A Apartments, LLC (d)(e)(f)	Real Estate	S+4.00% (8.16%), 2/9/2028	405,671	378,533
Hometown Food, Co. (d)(e)	Food & Beverage	S+4.50% (8.76%), 12/3/2030	1,097,130	1,086,817
ICAT Intermediate Holdings, LLC (d)(e)(f)	Transportation	S+6.25%, 3/1/2029	-	(1,094)
ICAT Intermediate Holdings, LLC (d)(e)(f)	Transportation	S+6.25%, 3/1/2029	-	(7,239)
ICAT Intermediate Holdings, LLC (d)(e)	Transportation	S+6.25% (10.42%), 3/1/2029	966,000	951,522
Ideal Tridon Holdings, Inc. (d)(e)	Industrials	S+5.00% (9.00%), 6/30/2032	2,282,000	2,260,093
Ideal Tridon Holdings, Inc. (d)(e)(f)	Industrials	S+5.00%, 6/30/2032	-	(4,022)
Ideal Tridon Holdings, Inc. (d)(e)(f)	Industrials	S+5.00%, 6/30/2032	-	(3,350)
InhabitIQ, Inc. (d)(e)	Software/Services	S+4.50% (8.66%), 1/12/2032	1,334,655	1,328,649
InhabitIQ, Inc. (d)(e)(f)	Software/Services	S+4.50%, 1/12/2032	-	(1,674)
InhabitIQ, Inc. (d)(e)(f)	Software/Services	S+4.50%, 1/12/2032	-	(1,044)
Integrated Global Services, Inc. (d)(e)	Industrials	S+5.00% (9.13%), 3/6/2032	1,671,600	1,648,532
Integrated Global Services, Inc. (d)(e)(f)	Industrials	S+5.00%, 3/6/2032	-	(3,864)
Integrated Global Services, Inc. (d)(e)(f)	Industrials	P+4.00% (11.25%), 3/6/2031	35,000	30,653
IW Buyer, LLC (d)(e)	Industrials	S+5.00% (9.26%), 6/28/2029	150,987	150,987
IW Buyer, LLC (d)(e)	Industrials	S+5.00% (9.26%), 6/28/2029	1,019,057	1,019,057
IW Buyer, LLC (d)(e)	Industrials	S+6.75% (11.01%), 6/28/2029	878,827	878,827
IW Buyer, LLC (d)(e)(f)	Industrials	S+5.00% (9.26%), 6/28/2029	41,448	41,448
Knowledge Pro Buyer, Inc. (d)(e)	Business Services	S+5.00% (9.26%), 12/10/2027	44,775	44,775
Knowledge Pro Buyer, Inc. (d)(e)(f)	Business Services	S+5.00%, 12/10/2027	-	-
Knowledge Pro Buyer, Inc. (d)(e)(f)	Business Services	S+5.00% (9.26%), 12/10/2027	265,477	265,477
LABL, Inc. (d)	Paper & Packaging	S+5.00% (9.26%), 10/30/2028	742,298	606,828
Last Dance Intermediate II, LLC (d)(e)	Telecom	S+5.00% (9.16%), 3/31/2031	1,213,000	1,196,382
Last Dance Intermediate II, LLC (d)(e)	Telecom	S+5.00% (9.16%), 3/31/2031	1,197,000	1,185,748
Last Dance Intermediate II, LLC (d)(e)(f)	Telecom	S+5.00% (9.16%), 3/31/2031	118,290	107,000
Last Dance Intermediate II, LLC (d)(e)(f)	Telecom	S+5.00% (9.16%), 3/31/2031	124,000	121,098
Lighthouse Intelligence, Ltd. (d)(e)	Software/Services	S+5.00% (9.16%) 2.50% PIK, 4/10/2030	1,154,764	1,139,060
Lighthouse Intelligence, Ltd. (d)(e)(f)	Software/Services	S+5.00%, 2.50% PIK, 4/10/2030	-	(8,364)
Lighthouse Intelligence, Ltd. (d)(e)(f)	Software/Services	S+5.00%, 2.50% PIK, 4/10/2030	-	(5,970)
LSF12 Donnelly Bidco, LLC (d)(e)	Industrials	S+6.50% (10.66%), 10/2/2029	1,102,500	1,102,500
Mandrake Bidco, Inc. (d)(e)	Industrials	S+4.50% (8.81%), 8/20/2031	3,037,140	3,037,140
Mandrake Bidco, Inc. (d)(e)(f)	Industrials	S+4.50%, 8/20/2030	-	-
Mckissock Investment Holdings, LLC (d)	Education	S+5.00% (9.33%), 3/12/2029	1,105,313	1,097,718
Megavolt Borrower, LLC (d)(e)	Utilities	S+4.75% (8.75%), 2/13/2032	1,897,245	1,897,245
MRI Software, LLC (d)(e)	Software/Services	S+4.75% (8.75%), 2/10/2027	273,853	273,853
MRI Software, LLC (d)(e)	Software/Services	S+4.75% (8.75%), 2/10/2027	845,674	841,445
Neptune Bidco US, Inc. (d)	Publishing	S+5.00% (9.43%), 4/11/2029	1,235,470	1,174,784
New Fortress Energy, Inc. (d)	Utilities	S+5.50% (9.57%), 10/30/2028	3,967,522	1,908,020
PetVet Care Centers, LLC (d)(e)	Healthcare	S+6.00% (10.16%), 11/15/2030	1,701,690	1,620,009
PetVet Care Centers, LLC (d)(e)(f)	Healthcare	S+6.00%, 11/15/2030	-	(10,848)
PetVet Care Centers, LLC (d)(e)(f)	Healthcare	S+6.00%, 11/15/2029	-	(10,848)
PlayPower, Inc. (d)(e)	Industrials	S+5.25% (9.25%), 8/28/2030	163,759	163,759
PlayPower, Inc. (d)(e)	Industrials	S+5.25% (9.25%), 8/28/2030	967,230	967,230
PlayPower, Inc. (d)(e)(f)	Industrials	S+5.25%, 8/28/2030	-	-
PREF Montabella PropCo, LLC & PREF Dominion PropCo, LLC (d)(e)	Real Estate	S+3.25% (7.41%), 2/9/2027	3,000,000	3,000,000
Reagent Chemical and Research, LLC (d)(e)	Chemicals	S+5.25% (9.41%), 4/30/2031	2,384,690	2,384,690
Reagent Chemical and Research, LLC (d)(e)(f)	Chemicals	S+5.25%, 4/30/2030	-	-
Rialto Management Group, LLC (d)(e)	Financials	S+5.00% (9.16%), 12/5/2030	1,032,262	1,032,262
Rialto Management Group, LLC (d)(e)(f)	Financials	S+5.00%, 12/5/2030	-	-
Russell Investments US Institutional Holdco, Inc. (d)	Financials	S+6.50% (10.81%) 1.50% PIK, 5/28/2027	997,538	953,896
Saturn Sound Bidco, Ltd. (d)(e)	Business Services	S+5.25% (9.52%), 12/3/2031	1,270,000	1,258,824
Saturn Sound Bidco, Ltd. (d)(e)(f)	Business Services	S+5.25%, 12/3/2031	-	(2,033)
Serrano Parent, LLC (d)(e)	Software/Services	S+6.50% (10.71%), 5/12/2030	3,135,000	3,069,165
Serrano Parent, LLC (d)(e)(f)	Software/Services	S+6.50%, 5/12/2030	-	(6,783)
SitusAMC Holdings Corp. (d)(e)	Financials	S+5.50% (9.50%), 5/14/2031	2,815,000	2,801,770
Skywater Technology Foundry, Inc. (d)(e)(f)	Technology	S+4.25% (8.53%), 6/30/2030	1,952,098	1,900,964
TEI Intermediate, LLC (d)(e)	Business Services	S+4.75% (8.75%), 12/15/2031	1,169,000	1,169,000
TEI Intermediate, LLC (d)(e)(f)	Business Services	S+4.75% (8.82%), 12/15/2031	22,440	22,440
TEI Intermediate, LLC (d)(e)(f)	Business Services	S+4.75% (9.07%), 12/15/2031	3,741	3,741
Truck Hero, Inc. (d)	Transportation	S+5.00% (9.28%), 1/31/2028	988,722	918,275
Trystar, LLC (d)(e)	Utilities	S+4.25% (8.56%), 8/6/2031	531,980	531,980
Trystar, LLC (d)(e)	Utilities	S+4.25% (8.56%), 8/6/2031	1,259,483	1,259,483
Trystar, LLC (d)(e)(f)	Utilities	S+4.25% (8.29%), 8/6/2031	150,124	150,124
Trystar, LLC (d)(e)(f)	Utilities	S+4.25%, 8/6/2031	-	-
Vaco Holdings, LLC (d)	Business Services	S+5.00% (9.15%), 1/22/2029	2,472,445	2,120,122
Varicent Intermediate Holdings Corp. (d)(e)	Software/Services	S+5.76% (9.75%) 3.13% PIK, 8/23/2031	1,053,307	1,043,932
Varicent Intermediate Holdings Corp. (d)(e)(f)	Software/Services	S+5.76%, 3.13% PIK, 8/23/2031	18,812	17,098
Varicent Intermediate Holdings Corp. (d)(e)(f)	Software/Services	S+5.76%, 3.13% PIK, 8/23/2031	-	(1,130)
Volunteer AcquisitionCo, LLC (d)(e)	Industrials	S+6.50% (10.70%), 9/1/2029	315,810	303,809
Volunteer AcquisitionCo, LLC (d)(e)	Industrials	S+6.50% (10.70%), 9/1/2029	4,059,311	3,905,057
Volunteer AcquisitionCo, LLC (d)(e)(f)	Industrials	S+6.50%, 9/1/2029	-	(24,244)
Westwood Professional Services, Inc. (d)(e)	Business Services	S+4.50% (8.50%), 9/19/2031	2,300,760	2,300,760
Westwood Professional Services, Inc. (d)(e)(f)	Business Services	S+4.50% (8.50%), 9/19/2031	227,227	227,227
Westwood Professional Services, Inc. (d)(e)(f)	Business Services	S+4.50%, 9/19/2031	-	-
WHK Waterfront Urban Renewal, LLC (d)(e)(f)	Real Estate	S+5.50% (9.66%), 7/9/2027	286,722	249,522
WIN Holdings III Corp. (d)(e)	Consumer	S+5.00% (9.25%), 7/16/2028	1,130,000	1,130,000
X Corp.	Media/Entertainment	9.50%, 10/26/2029	5,993,622	6,007,767
X.AI Corp.	Software/Services	12.50%, 6/28/2030	1,995,000	2,063,748
Zendesk, Inc. (d)(e)	Software/Services	S+5.00% (9.00%), 11/22/2028	542,570	542,570
Zendesk, Inc. (d)(e)(f)	Software/Services	S+5.00% (9.00%), 11/22/2028	41,458	41,458
Zendesk, Inc. (d)(e)(f)	Software/Services	S+5.00%, 11/22/2028	-	-
Total Bank Loans (Cost $129,857,740)				$128,450,148
Corporate Bonds - 1.9%
Brightline East, LLC (c)	Transportation	11.00%, 1/31/2030	$6,000,000	$2,467,500
Total Corporate Bonds (Cost $4,744,138)				$2,467,500
Total Senior Secured First Lien Debt (Cost $134,601,878)				$130,917,648
Senior Secured Second Lien Debt - 10.5%
Bank Loans - 8.3%
Alera Group, Inc. (d)	Financials	S+5.50% (9.66%), 5/30/2033	$1,195,000	$1,227,122
Altar Bidco, Inc. (d)	Technology	S+5.60% (9.28%), 2/1/2030	1,750,000	1,656,673
Corelogic, Inc. (d)	Business Services	S+6.50% (10.78%), 6/4/2029	2,250,000	2,232,428
IDERA, Inc. (d)(e)	Technology	S+6.75% (11.20%), 3/2/2029	503,049	452,744
MH Sub I, LLC (d)	Business Services	S+6.25% (10.41%), 2/23/2029	1,250,000	1,078,713
Peraton Corp. (d)	Business Services	S+7.75% (12.05%), 2/1/2029	4,025,000	2,379,780
Project Alpha Intermediate Holding, Inc. (d)	Software/Services	S+5.00% (9.00%), 5/9/2033	1,000,000	992,500
S&S Holdings, LLC (d)(e)	Consumer	S+8.75% (13.02%), 3/11/2029	1,000,000	990,200
Total Bank Loans (Cost $11,945,732)				$11,010,160
Corporate Bonds - 2.2%
Graftech Global Enterprises, Inc. (c)	Industrials	9.88%, 12/23/2029	$3,500,000	$2,988,057
Total Corporate Bonds (Cost $2,806,310)				$2,988,057
Total Senior Secured Second Lien Debt (Cost $14,752,042)				$13,998,217
Subordinated Debt - 15.1%
Bank Loans - 0.7%
300 Pressler Street Member, LLC (d)(e)(f)	Real Estate	S+15.25% (19.41%), 4/9/2028	$103,833	$95,242
MG Martine-Main Westchester, LLC (e)	Real Estate	16.00%, 12/9/2025	384,783	384,783
WHK Waterfront Mezz, LLC (d)(e)(f)	Real Estate	S+11.90% (16.06%), 7/9/2027	431,245	420,251
Total Bank Loans (Cost $883,533)				$900,276
Convertible Bonds - 13.2%
Akamai Technologies, Inc.	Technology	1.13%, 2/15/2029	$750,000	$703,445
Alibaba Group Holding, Ltd. (c)	Business Services	0.00% 9/15/2032	1,000,000	1,140,317
Cable One, Inc.	Cable	1.13%, 3/15/2028	1,000,000	855,910
Coinbase Global, Inc.	Financials	0.25%, 4/1/2030	1,750,000	2,191,440
Core Scientific, Inc. (c)	Technology	0.00%, 6/15/2031	1,000,000	1,121,000
JetBlue Airways Corp.	Transportation	2.50%, 9/1/2029	3,250,000	3,354,663
Lucid Group, Inc. (c)	Transportation	5.00%, 4/1/2030	2,000,000	1,967,800
MicroStrategy, Inc.	Software/Services	0.63%, 9/15/2028	540,000	1,017,991
MicroStrategy, Inc. (c)	Software/Services	0.00%, 3/1/2030	1,000,000	1,040,565
Northern Oil & Gas, Inc.	Energy	3.63%, 4/15/2029	500,000	502,500
Northern Oil & Gas, Inc. (c)	Energy	3.63%, 4/15/2029	250,000	251,250
Riot Platforms, Inc. (c)	Financials	0.75%, 1/15/2030	750,000	1,143,750
Rubrik, Inc. (c)	Software/Services	0.00%, 6/15/2030	750,000	756,869
Shift4 Payments, Inc.	Technology	0.50%, 8/1/2027	1,000,000	980,858
Uniti Group, Inc.	Telecom	7.50%, 12/1/2027	500,000	545,073
Total Convertible Bonds (Cost $17,067,191)				$17,573,431
Corporate Bonds - 1.2%
CoreWeave, Inc. (c)	Technology	9.25%, 6/1/2030	$750,000	$775,427
CoreWeave, Inc. (c)	Technology	9.00%, 2/1/2031	750,000	768,750
Total Corporate Bonds (Cost $1,500,000)				$1,544,177
Total Subordinated Debt (Cost $19,450,724)				$20,017,884
Equity/Other - 7.1%
Preferred Stock - Convertible - 6.1%
CCI Buyer, Inc. (c)(e)	Telecom	12.00% PIK, 5/6/2050	1,954	$1,915,115
Higginbotham Insurance Agency, Inc. (c)(e)	Financials	10.50%, 11/25/2028	522	514,170
KKR & Co, Inc. (c)	Financials	6.25%, 3/1/2028	15,330	802,526
PG&E Corp.	Utilities	6.00%, 12/1/2027	123,705	4,871,503
Total Preferred Stock - Convertible (Cost $8,718,073)				$8,103,314
Preferred Stock - 1.0%
Fannie Mae	Financials		83,240	$1,381,784
Total Preferred Stock (Cost $574,783)				$1,381,784
Total Equity/Other (Cost $9,292,856)				$9,485,098
Total Investments - 140.0% (Cost $189,637,310)				$186,070,647
Liabilities in Excess of Other Assets - (40.0%)				(53,141,206)
Total Net Assets - 100.0%				$132,929,441

Percentages are stated as a percent of net assets.

(a)	Unless otherwise indicated, all investments in the schedule of investments are non-affiliated, non-controlled investments.

(b)	The majority of the investments bear interest at a rate that may be determined by reference to Secured Overnight Financing Rate (“SOFR” or “S”) or Prime (“P”) and which reset daily, monthly, quarterly, or semiannually. For each, the Fund has provided the spread over the relevant reference rate and the current interest rate in effect at September 30, 2025. Certain investments are subject to reference rate floors. For fixed rate loans, a spread above a reference rate is not applicable. For funded floating rate securities, the all-in rate is disclosed within parentheses.

(c)	Security may be subject to legal restrictions on sales. The aggregate value of these securities at September 30, 2025 was $29,304,896 which represented 22.0% of net assets.

(d)	Variable rate security. Actual reference rates may vary based on the reset date of the security.

(e)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

(f)	Position or portion thereof is an unfunded loan commitment, and no interest is being earned on the unfunded portion. The investment may be subject to an unused/letter of credit facility fee. The negative fair value, if applicable, is the result of the capitalized discount on the loan or the unfunded commitment being valued below par. The negative amortized cost, if applicable, is the result of the capitalized discount being greater than the principal amount outstanding on the loan.

The accompanying notes are an integral part of these financial statements.

As of September 30, 2025, the Fund had the following funding commitments:

Portfolio Company Name	Investment Type	Commitment Type	Total Commitment	Remaining Commitment
188 West St. James Owner, LLC	Senior Secured First Lien Debt	Delayed Draw	$5,000,000	$1,507,215
188 West St. James Owner, LLC	Senior Secured First Lien Debt	Delayed Draw	1,237,748	1,237,748
300 Pressler Street Member, LLC	Subordinated Debt	Delayed Draw	965,251	861,418
300 Pressler Street Owner, LLC	Senior Secured First Lien Debt	Delayed Draw	5,000,000	4,462,033
628 Summit Ave, LLC	Senior Secured First Lien Debt	Delayed Draw	3,000,000	815,735
Accel International Holdings, LLC	Senior Secured First Lien Debt	Delayed Draw	251,000	251,000
Adelaide Borrower, LLC	Senior Secured First Lien Debt	Delayed Draw	412,000	412,000
Adelaide Borrower, LLC	Senior Secured First Lien Debt	Revolver	258,000	258,000
Amylu Borrower Sub, LLC	Senior Secured First Lien Debt	Delayed Draw	365,000	365,000
Amylu Borrower Sub, LLC	Senior Secured First Lien Debt	Revolver	426,000	395,571
Arctic Holdco, LLC	Senior Secured First Lien Debt	Revolver	180,000	165,600
Arctic Holdco, LLC	Senior Secured First Lien Debt	Delayed Draw	269,163	102,600
Armada Parent, Inc.	Senior Secured First Lien Debt	Delayed Draw	207,000	207,000
Armada Parent, Inc.	Senior Secured First Lien Debt	Revolver	356,000	296,667
Artifact Bidco, Inc.	Senior Secured First Lien Debt	Delayed Draw	194,000	194,000
Artifact Bidco, Inc.	Senior Secured First Lien Debt	Revolver	139,000	139,000
AuditBoard, Inc.	Senior Secured First Lien Debt	Revolver	226,000	226,000
AuditBoard, Inc.	Senior Secured First Lien Debt	Delayed Draw	564,000	564,000
Azurite Intermediate Holdings, Inc.	Senior Secured First Lien Debt	Revolver	187,500	187,500
Big Apple Advisory, LLC	Senior Secured First Lien Debt	Revolver	327,000	327,000
Big Apple Advisory, LLC	Senior Secured First Lien Debt	Delayed Draw	1,169,000	1,169,000
Bingo Group Buyer, Inc.	Senior Secured First Lien Debt	Delayed Draw	243,917	42,043
Bingo Group Buyer, Inc.	Senior Secured First Lien Debt	Revolver	94,000	91,142
Carr, Riggs & Ingram Capital, LLC	Senior Secured First Lien Debt	Revolver	150,000	150,000
Carr, Riggs & Ingram Capital, LLC	Senior Secured First Lien Debt	Delayed Draw	327,652	258,464
CCI Buyer, Inc.	Senior Secured First Lien Debt	Revolver	164,000	164,000
Cliffwater, LLC	Senior Secured First Lien Debt	Revolver	154,000	154,000
Coalesce Merlin Purchaser, LLC	Senior Secured First Lien Debt	Delayed Draw	500,000	500,000
Coalesce Merlin Purchaser, LLC	Senior Secured First Lien Debt	Revolver	250,000	250,000
Einstein Parent, Inc.	Senior Secured First Lien Debt	Revolver	118,000	118,000
Electric Power Engineers, LLC	Senior Secured First Lien Debt	Revolver	272,000	272,000
Electric Power Engineers, LLC	Senior Secured First Lien Debt	Delayed Draw	680,000	680,000
Electro-Methods, LP	Senior Secured First Lien Debt	Revolver	425,000	425,000
eos Products, LLC	Senior Secured First Lien Debt	Revolver	1,586,000	745,671
Faraday Buyer, LLC	Senior Secured First Lien Debt	Delayed Draw	47,000	47,000
FloWorks International, LLC	Senior Secured First Lien Debt	Delayed Draw	254,000	254,000
Hallandale Oasis 2019, LLC	Senior Secured First Lien Debt	Delayed Draw	4,294,118	2,018,720
Higginbotham Insurance Agency, Inc.	Senior Secured First Lien Debt	Delayed Draw	1,044,540	446,526
Highway 16A Apartments, LLC	Senior Secured First Lien Debt	Delayed Draw	3,230,769	2,825,098
ICAT Intermediate Holdings, LLC	Senior Secured First Lien Debt	Delayed Draw	483,000	483,000
ICAT Intermediate Holdings, LLC	Senior Secured First Lien Debt	Revolver	73,000	73,000
Ideal Tridon Holdings, Inc.	Senior Secured First Lien Debt	Delayed Draw	419,000	419,000
Ideal Tridon Holdings, Inc.	Senior Secured First Lien Debt	Revolver	349,000	349,000
InhabitIQ, Inc.	Senior Secured First Lien Debt	Delayed Draw	372,000	372,000
InhabitIQ, Inc.	Senior Secured First Lien Debt	Revolver	232,000	232,000
Integrated Global Services, Inc.	Senior Secured First Lien Debt	Delayed Draw	280,000	280,000
Integrated Global Services, Inc.	Senior Secured First Lien Debt	Revolver	315,000	280,000
IW Buyer, LLC	Senior Secured First Lien Debt	Revolver	290,135	248,687
Knowledge Pro Buyer, Inc.	Senior Secured First Lien Debt	Delayed Draw	899,329	634,500
Knowledge Pro Buyer, Inc.	Senior Secured First Lien Debt	Revolver	180,000	180,000
Last Dance Intermediate II, LLC	Senior Secured First Lien Debt	Delayed Draw	965,000	846,710
Last Dance Intermediate II, LLC	Senior Secured First Lien Debt	Revolver	248,000	124,000
Lighthouse Intelligence, Ltd.	Senior Secured First Lien Debt	Delayed Draw	615,000	615,000
Lighthouse Intelligence, Ltd.	Senior Secured First Lien Debt	Revolver	439,000	439,000
Mandrake Bidco, Inc.	Senior Secured First Lien Debt	Revolver	517,000	517,000
PetVet Care Centers, LLC	Senior Secured First Lien Debt	Delayed Draw	226,000	226,000
PetVet Care Centers, LLC	Senior Secured First Lien Debt	Revolver	226,000	226,000
PlayPower, Inc.	Senior Secured First Lien Debt	Revolver	148,000	148,000
Reagent Chemical and Research, LLC	Senior Secured First Lien Debt	Revolver	387,000	387,000
Rialto Management Group, LLC	Senior Secured First Lien Debt	Revolver	39,000	39,000
Saturn Sound Bidco, Ltd.	Senior Secured First Lien Debt	Delayed Draw	231,000	231,000
Serrano Parent, LLC	Senior Secured First Lien Debt	Revolver	323,000	323,000
Skywater Technology Foundry, Inc.	Senior Secured First Lien Debt	Revolver	4,297,000	2,344,902
TEI Intermediate, LLC	Senior Secured First Lien Debt	Revolver	159,000	127,200
TEI Intermediate, LLC	Senior Secured First Lien Debt	Delayed Draw	374,000	351,560
Trystar, LLC	Senior Secured First Lien Debt	Delayed Draw	644,624	494,500
Trystar, LLC	Senior Secured First Lien Debt	Revolver	322,000	322,000
Varicent Intermediate Holdings Corp.	Senior Secured First Lien Debt	Revolver	127,000	127,000
Varicent Intermediate Holdings Corp.	Senior Secured First Lien Debt	Delayed Draw	173,858	173,858
Volunteer AcquisitionCo, LLC	Senior Secured First Lien Debt	Revolver	638,000	638,000
Westwood Professional Services, Inc.	Senior Secured First Lien Debt	Revolver	349,000	349,000
Westwood Professional Services, Inc.	Senior Secured First Lien Debt	Delayed Draw	671,913	444,686
WHK Waterfront Mezz, LLC	Subordinated Debt	Delayed Draw	1,527,000	1,095,755
WHK Waterfront Urban Renewal, LLC	Senior Secured First Lien Debt	Delayed Draw	4,000,000	3,713,278
Zendesk, Inc.	Senior Secured First Lien Debt	Delayed Draw	132,569	91,111
Zendesk, Inc.	Senior Secured First Lien Debt	Revolver	55,000	55,000
			$56,296,086	$41,586,498

Notes to financial statements

1. Organization

Franklin BSP Private Credit Fund (the “Fund”) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that continuously issues shares. The Fund is offering two classes of shares of the Fund: Advisor Class, with no sales load or distribution and shareholder servicing fee, and Class A shares, which may charge a sales load of up to 2.00% of the investor’s subscription and may charge an annual distribution and shareholder servicing fee of up to 0.50% of Class A net assets per year. Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reimbursements if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class. The Fund’s investment activities are managed by Benefit Street Partners L.L.C (“BSP”, or the “Adviser”), and supervised by the Fund’s Board of Trustees (“Board” or “Board of Trustees”), a majority of whom are not interested persons (as defined in the 1940 Act) of the Adviser and its affiliates.

The Fund is an “interval fund” pursuant to which, subject to applicable law, it will conduct quarterly repurchase offers for between 5% and 25% of the Fund’s outstanding shares of beneficial interest (“Shares”) at a price equal to net asset value (“NAV”). Under normal market conditions, the Fund will offer to repurchase 5% of its outstanding shares at NAV on a quarterly basis. It is also possible that a repurchase offer may be oversubscribed, with the result that Fund shareholders (“Shareholders”) may only be able to have a portion of their Shares repurchased. The Fund does not currently intend to list its Shares for trading on any national securities exchange. The Shares are, therefore, not readily marketable. Even though the Fund will make quarterly repurchase offers to repurchase a portion of the Shares to try to provide liquidity to Shareholders, the Shares should be considered illiquid.

The Fund’s investment objective is to generate attractive risk-adjusted returns with consistent current income. The Fund defines ‘risk-adjusted returns’ as the generation of realized and unrealized gains on a Shareholder’s investment relative to the risk associated with the risk profile of the Fund’s investments. The Fund seeks to achieve its investment objective by investing in private credit investments in middle market companies in the United States. The investment portfolio will primarily consist of private credit investments, which include privately offered secured debt (including senior secured, unitranche and second-lien debt) and unsecured debt (including senior unsecured and subordinated debt) across directly originated corporate loans, broadly syndicated corporate loans and high yield corporate bonds.

2. Summary of significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments. The Fund is an investment company and accordingly applies specific accounting and financial reporting requirements under Financial Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies.

Investment valuation and fair value measurement

The Board has delegated to the Adviser as valuation designee (the “Valuation Designee”) the responsibility of determining the fair value of the Fund’s investment portfolio, subject to oversight of the Board, pursuant to Rule 2a-5 under the 1940 Act. As such, the Valuation Designee is charged with determining the fair value of the Fund’s investment portfolio, subject to oversight of the Board. The Board has delegated day-to-day responsibility for implementing the portfolio valuation process set forth in the Fund’s valuation policy to Fund management, which is comprised of officers and employees of the Adviser, and has authorized the Adviser to utilize the independent third-party pricing services and independent third-party valuation services that have been approved by the Board.

Securities for which market quotations are readily available on an exchange are valued at the reported closing price on the valuation date. The Fund may also obtain quotes with respect to certain of the Fund’s investments from pricing services or brokers or dealers in order to value assets. When doing so, the Fund determines whether the quote obtained is readily available according to U.S. GAAP to determine the fair value of the security. If determined to be readily available, the Fund uses the quote obtained.

Investments without a readily determined market value are primarily valued using a market approach, an income approach, or both approaches, as appropriate. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities (including a business). The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. In following these approaches, the types of factors that the Fund management may take into account in fair value pricing the Fund’s investments include, as relevant: available current market data, including relevant and applicable market trading and transaction comparables, applicable market yields and multiples, security covenants, call protection provisions, information rights, the nature and realizable value of any collateral, the portfolio company’s ability to make payments, its earnings and discounted cash flows, the markets in which the portfolio company does business, comparisons of financial ratios of peer companies that are public, M&A comparables, and enterprise values, among other factors. When available, broker quotations and/or quotations provided by pricing services are considered as an input in the valuation process.

With respect to investments for which market quotations are not readily available, the Valuation Designee undertakes a multi-step valuation process, as described below:

•	Each portfolio company or investment will be valued by the Valuation Designee, with assistance from one or more independent valuation firms;

•	The independent valuation firm(s) conduct independent appraisals and make an independent assessment of the value of each investment; and

•	The Valuation Designee, under the supervision of the Board, determines the fair value of each investment, in good faith, based on the input of independent valuation firms (to the extent applicable) and the Valuation Designee’s own analysis. The Valuation Designee also has established a Valuation Committee to assist the Valuation Designee in carrying out its designated responsibilities, subject to oversight of the Board.

Bank loans, including syndicated loans, are valued by using readily available market quotations or another commercially reasonable method selected by an independent, third party pricing service that has been approved by the Board, or, if such independent, third-party valuations are not available, by using broker quotations.

High Yield Corporate Bonds, Convertible Bonds and certain other domestic debt securities are valued at the last reported bid prices supplied by an independent, third party pricing service that has been approved by the Board. If the last reported bid price is not readily available or is otherwise deemed to be unreliable by the Valuation Committee, then such securities are valued at fair value pursuant to procedures adopted by the Board.

For investments in Collateralized Securities, the Valuation Designee models both the assets and liabilities of each Collateralized Securities’ capital structure. The model uses a waterfall engine to store the collateral data, generate cash flows from the assets, and distribute the cash flows to the liability structure based on the contractual priority of payments. The cash flows are discounted using rates that incorporate risk factors such as default risk, interest rate risk, downgrade risk, and credit spread risk, among others. In addition, the Valuation Designee considers broker quotations and/or comparable trade activity, which are considered as inputs to determining fair value when available.

If they are traded on the valuation date, equity securities that are listed or traded on a national exchange will be valued at the last quoted sale price. If securities are listed on more than one exchange, and if the securities are traded on the valuation date, they will be valued at the last quoted sale price on the exchange on which the security is principally traded. If there is no sale of the security on the valuation date, or such price is not readily available, the Fund will value the securities at the last reported sale price, unless the Valuation Committee believes such price no longer represents the fair market value and elects to value the security at fair value pursuant to procedures adopted by the Board. Market quotations may be deemed not to represent fair value in certain circumstances where the Adviser reasonably believes that facts and circumstances applicable to an issuer, seller or purchaser or to the market for a particular security cause current market quotations not to reflect the fair value of the security. Examples of these events could include situations in which material events are announced after the close of the market on which a security is primarily traded, a security trades infrequently causing a quoted purchase or sale price to become stale, or a security’s trading has been halted or suspended.

Generally, trading in U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund’s Shares are determined as of such times.

NAV per Share will be determined daily by the Adviser on each day the New York Stock Exchange (“NYSE”) is open for trading or at such other times as the Board may determine. NAV per Share is determined on a class-specific basis, by dividing the total value of the Fund’s net assets attributable to the applicable class by the total number of Shares of such class outstanding. The Fund’s net assets are determined by subtracting any liabilities (including borrowings for investment purposes) from the total value of its portfolio investments and other assets.

The Fund’s fair value measurements are classified into a fair value hierarchy in accordance with ASC Topic 820, Fair Value Measurement, based on the markets in which the assets and liabilities are traded, and the reliability of the assumptions used to determine fair value. Market price observability is affected by a number of factors, including the type of investment and the characteristics specific to the investment. Investments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

The Fund determines fair value based on quoted prices when available or through the use of alternative approaches, such as discounting the expected cash flows using market interest rates commensurate with the credit quality and duration of the investment. This alternative approach also reflects the contractual terms of the derivatives, if any, including the period to maturity, and uses observable market-based inputs, including interest rate curves and implied volatilities. The guidance defines three levels of inputs that may be used to measure fair value:

•	Level 1 Inputs: Quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date.

•	Level 2 Inputs: Inputs other than quoted prices included in Level 1 that are observable for the asset and liability or can be corroborated with observable market data for substantially the entire contractual term of the asset or liability.

•	Level 3 Inputs: Unobservable inputs that reflect the entity’s own assumptions about the assumptions the market participants would use in the pricing of the asset or liability and are consequently not based on market activity, but rather through particular valuation techniques.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

The following table presents fair value measurements of investments, by major class, as of September 30, 2025, according to the fair value hierarchy:

DESCRIPTION[1]	(Level 1)	(Level 2)	(Level 3)	Total
Franklin BSP Private Credit Fund
Assets
Collateralized Securities
CLO Debt	$-	$-	$11,651,800	$11,651,800
Total Collateralized Securities	-	-	11,651,800	11,651,800
Senior Secured First Lien Debt
Bank Loans	-	20,806,940	107,643,208	128,450,148
Corporate Bonds	-	2,467,500	-	2,467,500
Total Senior Secured First Lien Debt	-	23,274,440	107,643,208	130,917,648
Senior Secured Second Lien Debt
Bank Loans	-	9,567,216	1,442,944	11,010,160
Corporate Bonds	-	2,988,057	-	2,988,057
Total Senior Secured Second Lien Debt	-	12,555,273	1,442,944	13,998,217
Subordinated Debt
Bank Loans	-	-	900,276	900,276
Convertible Bonds	-	17,573,431	-	17,573,431
Corporate Bonds	-	1,544,177	-	1,544,177
Total Subordinated Debt	-	19,117,608	900,276	20,017,884
Equity/Other
Preferred Stock - Convertible	4,871,503	802,526	2,429,285	8,103,314
Preferred Stock	1,381,784	-	-	1,381,784
Total Equity/Other	6,253,287	802,526	2,429,285	9,485,098
Total Assets	$6,253,287	$55,749,847	$124,067,513	$186,070,647

(1)  For further security characteristics, see the Fund’s Schedule of Investments.

The following table provides a reconciliation of the beginning and ending balances for investments that use Level 3 inputs during the period ended September 30, 2025:

      Franklin BSP Private Credit Fund

	Collateralized Securities	Senior Secured First Lien Debt	Senior Secured Second Lien Debt	Subordinated Debt	Equity/Other
Beginning Balance - January 1, 2025	$10,261,316	$60,059,711	$483,983	$369,513	$514,170
Acquisitions	3,751,929	54,559,024	1,590	526,671	1,914,195
Dispositions	(2,323,130)	(10,613,976)	–	–	–
Realized gain (loss)	87,464	107,399	–	–	–
Return of capital	–	(277,792)	–	(8,803)	–
Change in unrealized appreciation (depreciation)	(125,779)	344,635	(32,829)	12,895	920
Net transfers in/(out) of Level 3	–	3,464,207	990,200	–	–
Ending Balance - September 30, 2025	$11,651,800	$107,643,208	$1,442,944	$900,276	$2,429,285

As of September 30, 2025, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $(23,800) for Collateralized Securities, $243,338 for Senior Secured First Lien Debt, $5,923 for Senior Secured Second Lien Debt, $12,895 for Subordinated Debt, and $920 for Equity/Other.

Significant unobservable inputs

The following table summarizes the significant unobservable inputs used to value the Level 3 investments as of September 30, 2025. The table is not intended to be all-inclusive, but instead identifies the significant unobservable inputs relevant to the determination of fair values.

				Range
Asset Category	Fair Value	Primary Valuation Technique	Unobservable Inputs	Minimum	Maximum	Weighted Average (a)
Collateralized Securities	$8,046,800	Yield Analysis	Discount Margin	4.20%	5.60%	4.76%
Collateralized Securities (b)	3,605,000	N/A	N/A	N/A	N/A	N/A
Senior Secured First Lien Debt	12,842,145	Yield Analysis	Discount Margin	3.95%	8.30%	5.91%
Senior Secured First Lien Debt	90,866,454	Yield Analysis	Market Yield	7.90%	14.40%	9.34%
Senior Secured First Lien Debt (b)	3,934,609	N/A	N/A	N/A	N/A	N/A
Senior Secured Second Lien Debt	1,442,944	Yield Analysis	Market Yield	13.70%	14.60%	13.98%
Subordinated Debt	515,493	Yield Analysis	Discount Margin	12.05%	15.43%	12.67%
Subordinated Debt (b)	384,783	Yield Analysis	Discount Rate	15.97%	15.97%	15.97%
Equity/Other	2,429,285	Yield Analysis	Market Yield	11.57%	13.35%	12.97%
	$124,067,513

(a)	Weighted averages are calculated based on fair value of investments.
(b)	Investment(s) valued based on recent or pending transactions expected to close after the valuation date

There were no significant changes in valuation approach or technique as of September 30, 2025.